FINANCIAL INSTRUMENTS - Cash Flow and Net Investment Hedges, Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Pre-tax gain (loss) included in AOCI related to cash flow hedges of forecasted transactions	$ (122)
Loss expected to be transferred to earnings as an expense	$ 127
Maximum term of hedged forecasted transactions	12 years